CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Statutory Reserve [Member]	Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning at Dec. 31, 2015	$ 5,000	$ 84,000		$ (102,372)				$ (13,372)
Balance at beginning (in shares) at Dec. 31, 2015	50,000,000
Reorganization of company	$ 175	(175)
Reorganization of company (in shares)	1,750,000
Common shares issued for services	$ 261	52,289						52,550
Common shares issued for services (in shares)	2,608,622
Common shares sold for cash	$ 727	3,634,273						3,635,000
Common shares sold for cash (in shares)	7,270,000
AHS founders' contribution		141,000						141,000
Distribution of Avalon GloboCare Corp.'s shares to AHS's founders		(230,000)						(230,000)
Appropriation to statutory reserve				(6,578)	$ 6,578
Foreign currency translation adjustment						$ (94,568)		(94,568)
Net income (loss)				55,581				55,581
Balance at end at Dec. 31, 2016	$ 6,163	3,681,387		(53,369)	6,578	(94,568)		3,546,191
Balance at end (in shares) at Dec. 31, 2016	61,628,622
Distribution of Avalon GloboCare Corp.'s shares to AHS's founders								0
Common shares issued in connection with Share Subscription Agreement	$ 300	(300)
Common shares issued in connection with Share Subscription Agreement (in shares)	3,000,000
Common shares issued for cash, net of issuance costs	$ 515	5,098,860						5,099,375
Common shares issued for cash, net of issuance costs (in shares)	5,150,000
Stock-based compensation		992,997						992,997
Intangible assets purchase	$ 50	1,717,341						1,717,391
Intangible assets purchase (in shares)	500,000
Foreign currency translation adjustment						2,574	$ (34)	2,540
Net income (loss)				(3,464,285)			(585,360)	(4,049,645)
Balance at end at Dec. 31, 2017	$ 7,028	11,490,285		(3,517,654)	6,578	(91,994)	(585,394)	$ 7,308,849
Balance at end (in shares) at Dec. 31, 2017	70,278,622
Treasury stock purchase			(522,500)					(522,500)
Stock-based compensation		526,348						$ 526,348
Foreign currency translation adjustment						52,678	160	52,838
Net income (loss)				(1,481,579)			(69,390)	(1,550,969)
Balance at end at Mar. 31, 2018	$ 7,028	$ 12,016,633	$ (522,500)	$ (4,999,233)	$ 6,578	$ (39,316)	$ (654,624)	$ 5,814,566
Balance at end (in shares) at Mar. 31, 2018	70,278,622